Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Assumptions used to Determined the Estimated Fair Value of Options using the Binomial Option Pricing Model

The Company determined the estimated fair value of the options on the respective grant dates using the binomial option pricing model with the assistance from an independent valuation firm, with the following assumptions used in the years ended December 31, 2016, 2017 and 2018.

	For the years ended December 31,
Grant date	2016	2017	2018
Risk-free interest rate	1.94%-2.92%	2.84%-2.97%	3.40%
Volatility	47%	45%-47%	46%
Dividend yield	—	—	—
Exercise multiples	2.2-2.8	2.2-2.8	2.2-2.8
Life of options	7.0	7.0	7.0
Fair value of underlying ordinary shares	23.66-28.23	29.46-48.31	49.67

Summary of Stock Options Activity
13.	SHARE-BASED COMPENSATION-continued

The activity in stock options during years ended December 31, 2016, 2017 and 2018 was set out below:

	Outstanding options
	Number of options	Weighted average exercise price	Weighted average grant date fair value	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Options outstanding at January 1, 2016	3,061,880	0.27	10.00	5.69
Granted	2,526,338	0.49	25.38	6.62
Exercised	1,468,620	0.50	25.35	6.62
Options outstanding at December 31, 2016	4,119,598	0.32	13.96	5.92	114,959
Granted	3,301,140	20.46	27.53	6.61
Exercised	828,200	0.36	35.79	6.46
Forfeited	27,044	26.20	25.01	6.57
Options outstanding at December 31, 2017	6,565,494	10.33	17.99	5.57	249,333
Granted	16,400,000	48.78	24.20	6.25
Exercised	34,112	0.35	24.45	4.43
Forfeited	464,009	33.39	22.50	5.64
Options outstanding at December 31, 2018	22,467,373	37.77	22.51	5.78	84,969
Options vested and expected to vest as of December 31, 2018	22,467,373	37.77	22.51	5.78	84,969
Option exercisable as of December 31, 2018	13,896,097	40.35	22.58	5.86	48,409